Jan. 10, 2024
Supplement to the Summary Prospectus and Prospectus each dated January 28, 2023, as supplemented
American Customer Satisfaction ETF | American Customer Satisfaction ETF
ACSI
American Customer Satisfaction ETF

The second paragraph under the section “Principal Investment Strategy - American Customer Satisfaction Investable Index” on page 1 of each of the Summary Prospectus and the Prospectus is hereby replaced with the following:

Construction of the Index begins with over 400 ACSI Companies across 46 industries and 10 economic sectors. The initial universe is then screened to eliminate companies whose stock is not principally listed on a U.S. exchange, whose market capitalization is less than $1 billion, or for which the Customer Satisfaction Data is statistically insignificant. The Index is comprised of ACSI Companies in the 25 industries (as classified by the Customer Satisfaction Data) with the highest customer retention. Generally, the company(ies) with the highest ACSI Score (described below) in each such industry will be included in the Index (the “Index Companies”). One to three ACSI Companies from each industry are included in the Index based on the number of ACSI Companies in a given industry. The Index will generally be comprised of 25 to 35 companies at the time of each rebalance of the Index.